UNITED STATES                  ---------------------------
            SECURITIES AND EXCHANGE COMMISSION              OMB APPROVAL
                  Washington, D.C. 20549            ---------------------------
                                                    OMB Number:   3235-0456
                                                    Expires:   August 31, 2000
                                                    Estimated average burden
                        FORM 24F-2                  hours per response........1
             Annual Notice of Securities Sold       ---------------------------
                  Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:
                                    CitiFunds Trust I
                                    21 Milk Street  5th Fl
                                    Boston, MA  02109


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                                    CitiFunds Balanced Portfolio


-------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-4006


Securities Act File Number:  2-90518



-------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: October 31, 1999


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                               N/A


 Note: If the Form is being filed late, interest must be paid on the registration fee due.


-------------------------------------------------------------------------------

4(c). Check box if this is the last time the issuer will be filing this Form.
                                               N/A






-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
5.  Calculation of registration fee:
  (i.) Aggregate sale price of securities sold during the
  fiscal year pursuant to section 24(f):                                                    $14,891,544.42

  (ii.)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:                               $37,281,026.60

  (iii.) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable               $18,386,654.54
         to the Commission:

  (iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                   $55,667,681.14

        (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                            $0
             [subtract item 5(iv) from item 5(i)]:

         ---------------------------------------------------------------------
         (vi.) Redemption credits available for use in future years        $40,776,136.72
               -  If item 5(i) is less than item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:

         ---------------------------------------------------------------------
         (vii.) Multiplier for determining registration fee (See
               Instruction C.9):                                                            X .000264

         (viii.) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                               =$0



6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


-------------------------------------------------------------------------------

7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                    +$0


-------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                                                    =$0

-------------------------------------------------------------------------------
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

         Method of Delivery:  N/A



-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Susan Jakuboski
                          ----------------------------------------------
                          Susan Jakuboski, Assistant Treasurer

Date   1/26/00
  Please print the name and title of the signing officer below the signature.

                             UNITED STATES              ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549         ------------------------
                                                        OMB Number: 3235-0456
                                                        Expires: August 31, 2000
                               FORM 24F-2               Estimated average burden
                    Annual Notice of Securities Sold    hours per response.....1
                         Pursuant to Rule 24f-2         ------------------------

     Read Instructions at end of Form before preparing Form. Please print or type.
--------------------------------------------------------------------------------
1.   Name and address of issuer:
                      CitiFunds Trust I
                      21 Milk Street  5th Fl
                      Boston, MA      02109

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                      CitiSelect Folio 100 Income

--------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-4006

     Securities Act File Number:  2-90518

--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed: October 31, 1999

--------------------------------------------------------------------------------
4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).  [ ]Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.   Calculation of registration fee:
     (i.)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                           $653,703.79

     (ii.)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                         $121,273.66

     (iii.)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:                   $0

     (iv.)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                        $121,273.66

          (v.)    Net Sales - if item 5(i) is
                  greater than Item 5(iv)
                  [subtract item 5(iv) from item
                  5(i)]:                                          $532,430.13

          ------------------------------------------------------
          (vi.)   Redemption credits available
                  for use in future years         $0
                  - If item 5(i) is less than item
                  5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:

          ------------------------------------------------------
          (vii.)  Multiplier for determining
                  registration fee (See Instruction
                  C.9):                                           x .000264

          (viii.) Registration fee due [multiply
                  Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                         =$140.56

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                        +$0

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                        =$140.56

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

         Method of Delivery:

                    X Wire Transfer on 1/26/00    CIK #0000744388

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Susan Jakuboski
                         -------------------------------------
                         Susan Jakuboski, Assistant Treasurer
                         -------------------------------------

Date  1/26/00
      -------
      Please print the name and title of the signing officer below the signature.

                             UNITED STATES              ------------------------
                   SECURITIES AND EXCHANGE COMMISSION        OMB APPROVAL
                         Washington, D.C. 20549         ------------------------
                                                        OMB Number: 3235-0456
                                                        Expires: August 31, 2000
                               FORM 24F-2               Estimated average burden
                    Annual Notice of Securities Sold    hours per response.....1
                         Pursuant to Rule 24f-2         ------------------------

     Read Instructions at end of Form before preparing Form. Please print or type.
--------------------------------------------------------------------------------
1.   Name and address of issuer:
                      CitiFunds Trust I
                      21 Milk Street  5th Fl
                      Boston, MA      02109

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                      CitiSelect Folio 200 Conservative

--------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-4006

     Securities Act File Number:  2-90518

--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed: October 31, 1999

--------------------------------------------------------------------------------
4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).  [ ]Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.   Calculation of registration fee:
     (i.)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                          $29,128,884.09

     (ii.)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                         $129,075,779.36

     (iii.)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:                   $0

     (iv.)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                       $129,075,779.36

          (v.)    Net Sales - if item 5(i) is
                  greater than Item 5(iv)
                  [subtract item 5(iv) from item
                  5(i)]:                                         $0

          ------------------------------------------------------
          (vi.)   Redemption credits available
                  for use in future years         $99,946,895.27
                  - If item 5(i) is less than item
                  5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:

          ------------------------------------------------------
          (vii.)  Multiplier for determining
                  registration fee (See Instruction
                  C.9):                                          x .000264

          (viii.) Registration fee due [multiply
                  Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                           =$0

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                          +$0

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                          =$0

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

         Method of Delivery:       N/A

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Susan Jakuboski
                         -------------------------------------
                         Susan Jakuboski, Assistant Treasurer
                         -------------------------------------

Date  1/26/00
      -------
      Please print the name and title of the signing officer below the signature.

                          UNITED STATES                  OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION      MB Number:  3235-0456
                      Washington, D.C. 20549           Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.  Name and address of issuer:
                                    CitiFunds Trust I
                                    21 Milk Street 5th Fl
                                    Boston, MA  02109

-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):    / /

                        CitiSelect Folio 300 Balanced

-------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-4006


             Securities Act File Number:  2-90518

-------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: October 31, 1999

-------------------------------------------------------------------------------
4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
4(c). / / Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                       $42,071,611.04

     (ii.)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                                 $201,099,627.90

     (iii.)Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were
           not previously used to reduce registration fees                      $0
           payable to the Commission:

     (iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                       $201,099,627.90

           (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                               $0
                [subtract item 5(iv) from item 5(i)]:

           ------------------------------------------------------------------
           (vi.) Redemption credits available for use in future years
                 -  If item 5(i) is less than item 5(iv)[subtract Item          $159,028,016.86
                 5(iv) from Item 5(i)]:
           ------------------------------------------------------------------

           (vii.)  Multiplier for determining registration fee (See
                   Instruction C.9):                                                               x .000264

           (viii.) Registration fee due [multiply Item 5(v) by Item
                   5(vii)] (enter "0" if no fee is due):                                                      =$0

-------------------------------------------------------------------------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

-------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see instruction D):                      +$0

-------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                           =$0

-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:    N/A

-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Susan Jakuboski
                          ------------------------------------------
                          Susan Jakuboski, Assistant Treasurer

Date   1/26/00
    Please print the name and title of the signing officer below the signature.

                          UNITED STATES                     OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION      MB Number:  3235-0456
                      Washington, D.C. 20549           Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1



                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:

                                   CitiFunds Trust I
                                   21 Milk Street 5th Fl
                                   Boston, MA 02109

-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):   / /

                            CitiSelect Folio 400 Growth

-------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-4006


        Securities Act File Number:  2-90518

-------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: October 31, 1999

-------------------------------------------------------------------------------
4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                   N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
-------------------------------------------------------------------------------
4(c). / / Check box if this is the last time the issuer will be filing this
          Form.
                                        N/A

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                    $46,078,423.66

     (ii.)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                                 $260,749,557.35

     (iii.)Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees payable
           to the Commission:                                                   $19,174,835.26

     (iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                    $279,924,392.61

           (v.) Net Sales - if item 5(i) is greater than Item 5(iv)
                [subtract item 5(iv) from item 5(i)]:                                          $0

            ------------------------------------------------------------------
            (vi.) Redemption credits available for use in future years          $233,845,968.95
                  -  If item 5(i) is less than item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:
            ------------------------------------------------------------------
            (vii.)  Multiplier for determining registration fee (See
                    Instruction C.9):                                                          x .000264

            (viii.)  Registration fee due [multiply Item 5(v) by Item
                     5(vii)] (enter "0" if no fee is due):                                                 =$0

-------------------------------------------------------------------------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

-------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see instruction D):                      +$0

-------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                           =$0

-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:   N/A

-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/  Susan Jakuboski
                           ---------------------------------------
                           Susan Jakuboski, Assistant Treasurer

Date   1/26/00
    Please print the name and title of the signing officer below the signature.

                         UNITED STATES                      OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION      MB Number:  3235-0456
                      Washington, D.C. 20549           Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

------------------------------------------------------------------------------
1.   Name and address of issuer:

                         CitiFunds Trust I
                         21 Milk Street 5th Fl
                         Boston, MA 02109

------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                        CitiSelect Folio 500 Growth Plus

------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-4006


             Securities Act File Number:  2-90518

------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: October 31, 1999

------------------------------------------------------------------------------

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                   N/A

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

------------------------------------------------------------------------------
4(c). Check box if this is the last time the issuer will be filing this Form.

                                   N/A

------------------------------------------------------------------------------

------------------------------------------------------------------------------

5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                         $14,412,522.96

     (ii.)  Aggregate price of securities redeemed or                           $105,412,076.30
          repurchased during the fiscal year:

     (iii.)Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees payable                  $22,477,973.88
           to the Commission:

     (iv.) Total available redemption credits [add items
           5(ii) and 5(iii)]:                                                                       $127,890,050.18

         (v.)Net Sales - if item 5(i) is greater than Item 5(iv) [subtract
             item 5(iv) from item 5(i)]:                                                            $0

          ----------------------------------------------------------------
          (vi.) Redemption credits available for use in future years             $113,477,527.22
                -  If item 5(i) is less than item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:
          ----------------------------------------------------------------
          (vii.)  Multiplier for determining registration fee (See                                  x .000264
                  Instruction C.9):

          (viii.)  Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                                         =$0

------------------------------------------------------------------------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see instruction D):                 +$0

------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                      =$0

------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

                     Method of Delivery:          N/A

------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     /s/  Susan Jakuboski
                             -------------------------------------
                             Susan Jakuboski, Assistant Treasurer

Date   1/26/00
    Please print the name and title of the signing officer below the signature.